Interests in joint ventures - Schedule of Changes in Groups Interest in a Joint Venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments Accounted For Using Equity Method [Roll Forward]
Balance at 1 January	$ 0	$ 18,494
Share in losses	0	0	$ (7,153)
Sale of shares in joint venture	0	(18,494)
Translation difference	0	0
Balance at 31 December	$ 0	$ 0	$ 18,494